Supplementary Information to the Consolidated Statements of Loss	12 Months Ended
Mar. 31, 2021
Supplementary Information To Consolidated Statements Of Loss
Supplementary Information to the Consolidated Statements of Loss
(a)	Employees’ salaries and benefits

The employees’ salaries and benefits included in exploration and evaluation expenses and administration expenses are as follows:

Employees’ salaries and benefits	For the years ended March 31,
(rounded to the nearest thousand CAD)	2021	2020	2019
Salaries and benefits included in the following: Exploration andevaluation expenses	$576,000	$856,000	$1,268,000
Administration expense 1	363,000	454,000	571,000
Total	$939,000	$1,310,000	$1,839,000

1	This amount includes salaries and benefits included in office and administration expenses (note 13(b)) as well as other salaries and benefits expenses classified as administration expenses.

(b)	Office and administration expenses

Office and administration expenses include the following:

Office and administration expenses	For the years ended March 31,
(rounded to the nearest thousand CAD)	2021	2020	2019
Salaries and benefits	$300,000	$414,000	$501,000
Insurance	79,000	55,000	74,000
Data processing and retention	23,000	60,000	60,000
Other office expenses	15,000	21,000	22,000
Total	$417,000	$550,000	$657,000